RESTRICTED INVESTMENTS AND BOND COLLATERAL - Maturities of Held-to-Maturity Securities (Detail) (Held-to-maturity securities, USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity securities
Schedule of Held-to-maturity Securities [Line Items]
Within one year, Amortized cost	$ 1,193	$ 1,111
Due in five years or less, Amortized cost	19,539	17,839
Due after five years to ten years, Amortized cost	6,718	6,769
Due in more than ten years, Amortized cost	7,098	6,465
Maturities of held-to-maturity securities, Amortized cost	34,548	32,184
Within one year, Fair Value	1,217	1,143
Due in five years or less, Fair Value	19,752	17,944
Due after five years to ten years, Fair Value	6,717	6,665
Due in more than ten years, Fair Value	7,021	6,294
Fair value	$ 34,707	$ 32,046	$ 4,339